ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued agency commissions	$ 69,023	417,843	424,355
Accrued bonuses and individual income taxes	30,671	185,674	153,487
Accrued bandwidth and server hosting expenses	23,155	140,173	139,698
Tax and surcharges payable	13,928	84,317	119,268
Accrued channel distribution fee	10,586	64,084	37,073
Accrued advertising and promotion expenses	7,834	47,427	17,800
Accrued professional fees	369	2,232	16,398
Payable to employees for exercise of stock options and RSUs exercise	7,863	47,603	8,782
Litigation accrual	1,069	6,469	5,574
Deferred government grants	116	700	6,900
Unrecognized tax benefit	2,758	16,695	9,662
Accrued video production fee	9,110	55,148	9,802
Others	9,247	55,977	32,554
Accrued expenses and other liabilities	$ 185,729	1,124,342	981,353